Equity (Tables)	3 Months Ended
Jun. 30, 2025
Equity, Attributable to Parent [Abstract]
Schedule of warrants outstanding and exercisable [Table Text Block]
	Warrants outstanding	Weighted average exercise price

Balance, March 31, 2024	5,243,727	$15.20
Reclassified to warrant liability	(5,243,727)	(15.20)
Balance, June 30, 2025 and March 31, 2025	-	$-